Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2.6	$ 2.4
Depletion expense	$ 3.6	$ 4.0